Non-current Assets - Intangible Assets	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Non-current assets - Intangible assets

Note 6 Non-current Assets – Intangible Assets

	Consolidated

	Jun 30, 2026	Dec 31, 2025
The carrying amount of goodwill allocated to the cash generating unit
NOVONIX Anode Materials	11,975,024	11,975,024
Total carrying amount of goodwill	$11,975,024	$11,975,024

Intangible assets, other than goodwill, have finite useful lives. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive (loss) income. Goodwill has an indefinite useful life.

The Company performs its annual impairment testing of goodwill for the NAM GCU on June 30 each year. For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

For the 2026 annual impairment test, the recoverable amount of the Cash-Generating Unit (“CGU”) was determined using a ‘Fair Value Less Costs of Disposal’ (“FVLCD”) approach, based on the current Riverside Project Plan, which assumes commercial offtake will commence in late 2027. As disclosed in Note 1: Going Concern, the commencement of commercial offtake is dependent on the Company achieving qualification status for Panasonic and other future offtake customers.

The FVLCD calculation involves significant estimates and assumptions, including projected volumes, growth rates, and gross margins, which are used to estimate future cash flows. This valuation is classified as Level 3 in the fair value hierarchy due to the use of unobservable inputs.

The present value of expected cash flows was determined by applying a discount rate that reflects the risks specific to the CGU.

The recoverable amount of the NOVONIX Anode Materials CGU (“NAM CGU”) was deemed to be in excess of the carrying value of the NAM CGU, and therefore no impairment was recognized as of June 30, 2026.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 6 Non-current Assets – Intangible Assets (continued)

Cash flow projections used in the valuation are based on financial budgets approved by management and the Board, covering a 10.5-year period. Management determined this horizon to be appropriate to reflect the Company’s binding customer contracts and the anticipated production ramp-up to full capacity by September 2031, at which point operations are expected to normalize. The revised ramp-up timeline, which extends the expected date to achieve full production capacity from December 2027 to September 2031, reflects management’s conscious decision to conserve capital and reduce near-term spending while continuing to advance the Riverside Project in a disciplined and phased manner. Management considered this revised timing in developing the cash flow projections used in the impairment assessment, including assumptions related to construction activities, furnace technology development and commissioning.

Key assumptions used in the FVLCD calculation include:

•
The Company is able to successfully mass produce qualifying products for existing and prospective customers.
•
Post-tax discount rate: 13.5% (June 30, 2025: 11.5%). The increase primarily reflects changes in market-based inputs used in determining the discount rate, including an increase in other company- and industry-specific risk factors. Management believes the updated discount rate appropriately reflects current market conditions and the risks associated with the cash flows of the reporting unit as of June 30, 2026.
•
Revenue sales prices: USD $7-$11/kg reduced from 2025 (USD $10-$12/kg). The decrease reflects the U.S. Department of Commerce’s (US DOC) preliminary antidumping ruling issued in March related to imported Chinese graphite, partially offset by the impact of current tariffs (37.5%).
•
Operating costs: USD $6–$8/kg, based on the current Riverside Project Plan and adjusted for inflation, consistent with the prior year.
•
Furnace carbon component replacements: Reduced from 2025 levels, reflecting an expected reduction in furnace consumable parts due to improvements in furnace component technology.
•
Terminal growth rate: 2.0%, reflecting long-term expectations for growth and inflation in the market in which the NAM CGU operates (June 30, 2025: 2.5%).

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026

Note 6 Non-current Assets – Intangible Assets (continued)

Aside from the updates to revenue sales price expectations, the extended production ramp-up timeline, the revised furnace carbon component replacement assumption, and the increase in the post-tax discount rate used in the WACC calculation, the other key assumptions disclosed above are generally consistent with the prior year.

Management acknowledges that the estimates and assumptions used in these calculations are subject to change.

The recoverable amount of the NAM GCU would equal its carrying amount if the key assumptions were to change as follows:

Sensitivity	June 30, 2026

	From	To

Post tax discount rate (%)	13.5%	14.5%
Average gross margin (%)	44%	41%
Average operating costs ($/kg)	$7/kg	$7.6/kg
Furnace component replacements (#/yr)	2.0	4.1
Terminal growth rate (%)	2%	0%

In addition to the above sensitivities, the Company’s FVLCD calculation is predicated on the basis the Company is able to successfully produce qualifying products for existing and prospective customers. If the Company is unable to successfully produce qualifying products, then an impairment of the carrying amount of the NAM CGU may result.

The recoverable amount of the NAM CGU is estimated to exceed the carrying amount of the CGU at June 30, 2026 by $45.5 million (June 30, 2025: $196.7 million). Therefore, no impairment has been recognized at June 30, 2026.

Notes to the Consolidated Financial Statements

for the Half-Year Ended June 30, 2026